Equity - Other reserves additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net	€ (132)
US Dollar
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net	(238)
Turkish Lira
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net	11
Indexation effect	284
GBP
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net	18
Polish Zloty
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net	169
CHF
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net	37
Australian Dollar
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net	(42)
Russian Rouble
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net	(70)
Thai Baht
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net	(13)
Chinese Yuan
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net	(16)
Other currency
Disclosure of equity [Line Items]
Unrealised revaluations and exchange rate differences, net	11
Reserve of cash flow hedges
Disclosure of equity [Line Items]
Unrealised revaluations	997	€ (2,901)	€ (1,603)
Equity securities | Reserve of gain loss FVOCI
Disclosure of equity [Line Items]
Unrealised revaluations	(35)	(118)	94
Equity securities | Reserve of gain loss FVOCI | Bank Of Beijing
Disclosure of equity [Line Items]
Unrealised revaluations	€ (24)	€ (86)	€ 38